Dividends	12 Months Ended
Dec. 31, 2024
Dividends
Dividends

19. Dividends

On March 15, 2022, a dividend in respect of the year ended December 31, 2021 of US$0.25 per ordinary share, in an aggregate amount of US$202,433 (RMB1,289,418), had been approved by the board of directors of the Company.

On March 14, 2023, a dividend in respect of the year ended December 31, 2022 of US$0.37 per ordinary share, in an aggregate amount of US$299,319 (RMB2,055,723), had been approved by the board of directors of the Company.

On March 19, 2024, a dividend in respect of the year ended December 31, 2023 of US$0.62 per ordinary share, in an aggregate amount of US$500,134 (RMB3,600,516), had been approved by the board of directors of the Company.

On August 20, 2024, an interim dividend in respect of the six months ended 30 June 2024 of US$0.35 per ordinary share, in an aggregate amount of US$282,239 (RMB2,012,929), had been approved by the board of directors of the Company.

For the years ended December 31, 2022, 2023 and 2024, dividends of US$191,847 (RMB1,323,205), US$291,907 (RMB2,072,509) and US$780,655 (RMB5,605,451) were paid to shareholders of record as of designated record dates.